Debt securities in issue	12 Months Ended
Dec. 31, 2020
Debt securities in issue [Abstract]
Debt securities in issue

17 Debt securities in issue

Debt securities in issue relates to debentures and other issued debt securities with either fixed interest rates or interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by ING Group, except for subordinated items. Debt securities in issue does not include debt securities presented as Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued on terms other than those available in the normal course of business. The maturities of the debt securities are as follows:

Debt securities in issue – maturities
	2020	2019
Fixed rate debt securities
Within 1 year	18,315	26,871
More than 1 year but less than 2 years	8,339	10,358
More than 2 years but less than 3 years	6,193	9,527
More than 3 years but less than 4 years	2,731	6,321
More than 4 years but less than 5 years	3,685	2,836
More than 5 years	28,706	29,007
Total fixed rate debt securities	67,969	84,920

Floating rate debt securities
Within 1 year	8,699	24,938
More than 1 year but less than 2 years	3,050	3,126
More than 2 years but less than 3 years	1,526	3,041
More than 3 years but less than 4 years	138	1,541
More than 4 years but less than 5 years	91	144
More than 5 years	592	816
Total floating rate debt securities	14,095	33,608

Total debt securities	82,065	118,528

In 2020 Debt securities in issue decreased by EUR 36.5 billion because of lower funding needs driven by increased TLTRO funding and the strong growth of customer deposits. This decrease is mainly explained by a reduction of EUR 18.2 billion in commercial paper, a reduction of EUR 8.1 billion in certificates of deposits, a reduction of EUR 8.6 billion in matured long term bonds and a reduction of EUR 2.1 billion in matured covered bonds.